COMMITMENTS AND CONTINGENCIES (Details)		3 Months Ended	12 Months Ended
	Mar. 22, 2022	Mar. 31, 2023 USD ($) item shares	Dec. 31, 2022 USD ($) item shares
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item		3	3
Underwriting discount (as a percent)		2.00%	2.00%
Underwriting discount paid | $		$ 2,300,000	$ 2,300,000
Deferred underwriting fees (as a percent)		3.50%	3.50%
Deferred underwriting fees | $		$ 4,025,000	$ 4,025,000
ARC | Founder Shares | Class B Common Stock
COMMITMENTS AND CONTINGENCIES
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights			143,766
First Amendment to the Introducing Advisor Agreement with ARC Group Limited [Member]
COMMITMENTS AND CONTINGENCIES
Percentage of success fee on any PIPE that was brought by ARC	5.00%
First Amendment to the Introducing Advisor Agreement with ARC Group Limited [Member] | ARC
COMMITMENTS AND CONTINGENCIES
Percentage of success fee on any PIPE that was brought by ARC	5.00%
Second Amendment to the Introducing Advisor Agreement | ARC | Class B Common Stock
COMMITMENTS AND CONTINGENCIES
Number of shares granted			1,378,517
Second Amendment to the Introducing Advisor Agreement | ARC | Founder Shares | Class B Common Stock
COMMITMENTS AND CONTINGENCIES
Number of shares granted			1,379,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights			143,766
Over-Allotment Option
COMMITMENTS AND CONTINGENCIES
Overallotment option period		45 days	45 days
Number of units issued		1,500,000	1,500,000